Taxes (Details Textual) - COP ($) $ in Millions	1 Months Ended	12 Months Ended				48 Months Ended
	Dec. 23, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			40.00%	40.00%	39.00%
Presumptive income, percentage on beginning equity			3.00%			3.00%
Disclosure of information about methods, inputs and assumptions used for measuring obligations for returns, refunds and other similar obligations	Tax returns may be reviewed by the tax authorities within 5 years following the filing date and/or amendment, if the returns reflected tax losses.

Average effective tax rate			42.10%	58.30%
Increase (decrease) in deferred tax liability (asset)			$ 97,803
Description of nature of potential income tax consequences that would result from payment of dividend			The rate of this tax will be 5%. Furthermore, the tax rate for dividends will be 35%. In this scenario, the 5% tax on dividends will apply on the amount of the tax distribution, once it has been reduced with the 35% income tax.
Current wealth tax Paid			$ 226,778
Current wealth tax expense -income				$ 569,756
Description of applicability of surtax			A surtax was established on income tax for 2017 and 2018, of 6% and 4%, respectively, which is applicable when taxable income exceeds COP$800 million.
Description of tax losses carry forward			Accumulated tax loss balance generated starting January 1, 2017 can be offset with the liquid income generated over the following 12 years (unlimited for those with CEJ).
Deferred tax assets			$ 4,016,161	$ 4,248,014		$ 4,248,014
Deferred tax assets for accumulated income tax losses			4,078,439
Unused tax losses [member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax Refineria			$ 44,475
Scenario plan [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate		33.00%
surtax on income for equality In Year 2017 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			6.00%
surtax on income for equality In Year 2018 [Member] | Scenario plan [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate		4.00%
Value added tax [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			19.00%
Tax rate effect from change in tax rate			5.00%
Bioenergy S.A, Bionergy Zona Franca [Member] | Unused tax losses [member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets			$ 53,328
Refineria de Cartagena [Member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets			$ 611,766
Ecopetrol Group [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			40.00%
Colombia [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate						25.00%
Surcharge Rate						9.00%
Wealth Tax determined			$ 1,000
Colombia [Member] | surtax on income for equality In Year 2015 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate	5.00%
Colombia [Member] | surtax on income for equality In Year 2016 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate	6.00%
Colombia [Member] | surtax on income for equality In Year 2017 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate	8.00%
Colombia [Member] | surtax on income for equality In Year 2018 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate	9.00%
Colombia [Member] | Capital gain tax [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate						10.00%
Colombia [Member] | Bottom of range [member] | surtax on income for equality In Year 2015 [Member]
Disclosure of detailed information about income tax [Line Items]
Accounting profit	$ 800
Colombia [Member] | Bottom of range [member] | surtax on income for equality In Year 2016 [Member]
Disclosure of detailed information about income tax [Line Items]
Accounting profit	800
Colombia [Member] | Bottom of range [member] | surtax on income for equality In Year 2017 [Member]
Disclosure of detailed information about income tax [Line Items]
Accounting profit	800
Colombia [Member] | Bottom of range [member] | surtax on income for equality In Year 2018 [Member]
Disclosure of detailed information about income tax [Line Items]
Accounting profit	$ 800
Free Trade Zone Area [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			20.00%	15.00%		15.00%
Presumtive income tax			3.50%
Free Trade Zone Area [Member] | Ecopetrol Group [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			15.00%
Free trade zone with legal stability contract [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			15.00%
Presumtive income tax			3.00%
Free trade zone with legal stability contract [Member] | Ecopetrol Group [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			20.00%